Fair Value Measurements - Carrying Amounts and Estimated Fair Values of Partnership 's Financial Instruments (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
Financial assets:
Cash and cash equivalents	$ 27,382	$ 23,573	$ 67,197	$ 30,746
Non-current derivative assets		695
Financial liabilities:
Current derivative liabilities	2,621	5,138
Non-current derivative liabilities	4,132	1,232
Long-term debt, current and non-current	638,469	671,690
Interest Rate Swap Contracts [Member]
Financial assets:
Non-current derivative assets		695
Financial liabilities:
Current derivative liabilities	2,621	3,799
Non-current derivative liabilities	4,132	527
Foreign Exchange Forward Contracts [Member]
Financial assets:
Non-current derivative assets	1,645
Financial liabilities:
Current derivative liabilities		1,339
Non-current derivative liabilities		705
Carrying Amount [Member]
Financial assets:
Cash and cash equivalents	27,382	23,573
Financial liabilities:
Long-term debt, current and non-current	635,209	667,772
Carrying Amount [Member] | Interest Rate Swap Contracts [Member]
Financial assets:
Non-current derivative assets		695
Financial liabilities:
Current derivative liabilities	2,621	3,799
Non-current derivative liabilities	4,132	527
Carrying Amount [Member] | Foreign Exchange Forward Contracts [Member]
Financial assets:
Non-current derivative assets	1,645
Financial liabilities:
Current derivative liabilities		1,339
Non-current derivative liabilities		705
Fair Value [Member]
Financial assets:
Cash and cash equivalents	27,382	23,573
Financial liabilities:
Long-term debt, current and non-current	635,209	667,772
Fair Value [Member] | Interest Rate Swap Contracts [Member]
Financial assets:
Non-current derivative assets		695
Financial liabilities:
Current derivative liabilities	2,621	3,799
Non-current derivative liabilities	4,132	527
Fair Value [Member] | Foreign Exchange Forward Contracts [Member]
Financial assets:
Non-current derivative assets	$ 1,645
Financial liabilities:
Current derivative liabilities		1,339
Non-current derivative liabilities		$ 705